NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Accounting Policies [Abstract]
NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of AB International Group Corp. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities Exchange Commission. Certain information and footnote disclosures normally included in consolidated financial statements have been omitted pursuant to such rules and regulations. The consolidated balance sheet as of August 31, 2023 derived from the audited consolidated financial statements at that date, but does not include all the information and footnotes required by GAAP. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended August 31, 2023.

The unaudited consolidated financial statements as of and for the three and six months ended February 29, 2024 and February 28, 2023, in the opinion of management, include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial condition, results of operations and cash flows. The results of operations for the three and six months ended February 29, 2024 and February 28, 2023 are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

AB International Group Corp. (the “Company”, “we” or “us”) was incorporated under the laws of the State of Nevada on July 29, 2013. The Company is an Intellectual Property (IP) investment and licensing company. The Company, through its subsidiaries, is primarily engaged in the acquisition and distribution of movies, TV shows and music. On December 15, 2014, the Company incorporated APP Board Limited in Hong Kong, with its operation focusing primarily on acquisition and distribution movies and TV Shows.

On April 22, 2020, the Company announced the first phase development of its video streaming service. The online service will be marketed and distributed in the world under the brand name ABQQ.tv. The Company's professional team are sourcing such dramas and films to provide video streaming service on the ABQQ.tv. The video streaming website www.ABQQ.tv was officially launched on December 29, 2020. The Company will continue marketing and promoting the ABQQ.tv website through GoogleAds and acquire additional broadcast rights for movies and TV series, and plan to charge subscription fees once the Company has obtained at least 200 broadcast rights of movie and TV series.

On April 27, 2022, the Company purchased a unique Non-Fungible Token (“NFT”) movie and music marketplace, named as the NFT MMM from Stareastnet Portal Limited, an unrelated party, which including an APP “NFTMMM” on Google Play, and full right to the website: stareastnet.io. NFTs are digital assets with a unique identifier that is stored on a blockchain, and NFTs are tradable rights of digital assets (pictures, music, films, and virtual creations) where ownership is recorded in blockchain smart contracts. The Company has licensed NFT MMM platform to a third party for the operation and obtained license fee starting from August 20, 2022 until August 19, 2023 when the license agreement expired.

On May 5, 2022, the Company incorporated AB Cinemas NY, Inc. in New York, NY, for the purpose of operating Mt. Kisco Theatre located at 144 Main Street, Mount Kisco, NY. The Company uses this theatre with a total of 5 screens and 466 seats for screening films. This is the Company’s first cinema in the United States and movie theater will become a new business line of the Company. The theatre started operating in October 2022. After a rough two years for movie theatres due to the pandemic, movie theaters are starting to show signs of life again. The Company is intending to shift the business strategy from online only to the combination of online and offline business.